CONSOLIDATED BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2012
Consolidated Business Segments [Member]
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

CATALYST PAPER CORPORATION

CONSOLIDATED BUSINESS SEGMENTS

(In millions of Canadian dollars)

	Three months ended December 31, 2012 (successor)
	Specialty printing papers	Newsprint	Pulp	Corporate adjustments	Consolidated
Sales to external customers	$171.8	$44.0	$44.7	$–	$260.5
Inter-segment sales	–	–	7.1	(7.1)	–
Depreciation and amortization	11.2	1.4	0.3		12.9
Operating earnings (loss)	1.2	2.4	(9.3)	–	(5.7)
Total assets	710.5	182.6	85.5	0.2	978.8
Additions to property, plant and equipment	6.5	1.8	2.1	–	10.4

	Nine months ended September 30, 2012 (predecessor)
	Specialty printing papers	Newsprint	Pulp	Corporate adjustments	Consolidated
Sales to external customers	$503.8	$134.1	$159.8	$–	$797.7
Inter-segment sales	–	–	22.5	(22.5)	–
Depreciation and amortization	18.9	2.7	1.8	–	23.4
Restructuring (note 24)	2.9	0.8	1.6	–	5.3
Operating earnings (loss)	19.3	11.7	(6.2)	–	24.8
Total assets	761.1	193.4	85.4	0.2	1,040.1
Additions to property, plant and equipment	9.2	1.2	1.8	–	12.2

	Year ended December 31, 2011 (predecessor)
	Specialty printing papers	Newsprint	Pulp	Corporate adjustments	Consolidated
Sales to external customers	$690.4	$141.3	$248.0	$–	$1,079.7
Inter-segment sales	–	–	39.3	(39.3)	–
Depreciation and amortization	81.3	9.1	15.1	–	105.5
Restructuring (note 24)	4.0	0.8	1.1	–	5.9
Impairment and other closure costs (note 7)	507.2	71.1	83.5	–	661.8
Operating loss	(565.1)	(69.2)	(70.2)	–	(704.5)
Total assets	432.0	216.5	75.8	13.3	737.6
Additions to property, plant and equipment	9.2	6.1	4.4	–	19.7

	Year ended December 31, 2010 (predecessor)
	Specialty printing papers	Newsprint	Pulp	Corporate adjustments	Consolidated
Sales to external customers	$674.0	$152.4	$225.0	$–	$1,051.4
Inter-segment sales	–	–	23.4	(23.4)	–
Depreciation and amortization	78.8	16.6	14.3	–	109.7
Restructuring (note 24)	8.2	16.1	1.0	–	25.3
Impairment and other closure costs (note 7)	104.4	190.1	–	–	294.5
Operating earnings (loss)	(149.7)	(224.3)	22.4	–	(351.6)
Total assets	1,046.0	450.6	185.1	14.5	1,696.2
Additions to property, plant and equipment	9.1	1.8	0.3	–	11.2

The accompanying notes are an integral part of the consolidated financial statements.

Consolidated Geographic Business Segments [Member]
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

CATALYST PAPER CORPORATION

CONSOLIDATED GEOGRAPHIC BUSINESS SEGMENTS

(In millions of Canadian dollars)

	Three months ended December 31, 2012 (successor)
Sales by shipment destination:	Specialty printing papers	Newsprint	Pulp	Total
Canada	$25.4	$12.9	$–	$38.3
United States	122.6	9.1	–	131.7
Asia and Australasia	14.3	11.4	43.7	69.4
Latin America	9.5	10.6		20.1
Europe and other	–	–	1.0	1.0
	$171.8	$44.0	$44.7	$260.5

	Nine months ended September 30, 2012 (predecessor)
Sales by shipment destination:	Specialty printing papers	Newsprint	Pulp	Total
Canada	$78.4	$31.1	$–	$109.5
United States	356.6	27.5	–	384.1
Asia and Australasia	38.2	38.1	158.2	234.5
Latin America	30.2	37.4	–	67.6
Europe and other	0.4	–	1.6	2.0
	$503.8	$134.1	$159.8	$797.7

	Year ended December 31, 2011 (predecessor)
Sales by shipment destination:	Specialty printing papers	Newsprint	Pulp	Total
Canada	$120.2	$36.4	$4.6	$161.2
United States	484.7	26.9	–	511.6
Asia and Australasia	38.7	34.8	243.3	316.8
Latin America	45.1	43.2	–	88.3
Europe and other	1.7	–	0.1	1.8
	$690.4	$141.3	$248.0	$1,079.7

	Year ended December 31, 2010 (predecessor)
Sales by shipment destination:	Specialty printing papers	Newsprint	Pulp	Total
Canada	$103.0	$35.1	$0.2	$138.3
United States	489.4	31.3	0.9	521.6
Asia and Australasia	30.6	34.9	222.1	287.6
Latin America	48.2	51.1	–	99.3
Europe and other	2.8	–	1.8	4.6
	$674.0	$152.4	$225.0	$1,051.4

	Successor		Predecessor
	As at December 31	As at September 30	As at December 31
	2012	2012	2011
Property, plant and equipment by geographic location:
Canada	$611.6	$614.1	$377.7
United States	–	–	8.6
	$611.6	$614.1	$386.3

The accompanying notes are an integral part of the consolidated financial statements.